Leases - Summary of Consolidated Statement Of Earnings (Detail) $ in Thousands	12 Months Ended
Mar. 28, 2020 USD ($)
Leases [Abstract]
Fixed operating lease expense	$ 12,704
Variable operating lease expense	4,437
Total lease expense	$ 17,141